Financial Liabilities - Schedule of Amounts Related to Financial Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Promissory Notes Payable to Financial Liabilities [Abstract]
Remaining loan balances		$ 2,063	$ 8,250
Remaining unamortized debt issuance costs		(138)	(1,062)
Financial liabilities, net	$ 6,514	$ 1,925	$ 7,188